Disclosure of information about key management personnel (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Related Party Transactions Disclosure Of Information About Key Management Personnel 1	$ 2,793
Related Party Transactions Disclosure Of Information About Key Management Personnel 2	1,987
Related Party Transactions Disclosure Of Information About Key Management Personnel 3	204
Related Party Transactions Disclosure Of Information About Key Management Personnel 4	149
Related Party Transactions Disclosure Of Information About Key Management Personnel 5	(484)
Related Party Transactions Disclosure Of Information About Key Management Personnel 6	1,214
Related Party Transactions Disclosure Of Information About Key Management Personnel 7	2,588
Related Party Transactions Disclosure Of Information About Key Management Personnel 8	3,088
Related Party Transactions Disclosure Of Information About Key Management Personnel 9	5,101
Related Party Transactions Disclosure Of Information About Key Management Personnel 10	$ 6,438